Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Other Current Assets [Abstract]
Other Current Assets
5. Other Current Assets
Other current assets consist of the following (in thousands):

	March 31, 2024	December 31, 2023
Deferred Partner costs	$36,734	$36,169
Deposits	2,107	6,788
Accounts receivable, net	1,613	1,270
Other	1,994	1,696

Total other current assets	$42,448	$45,923

Note 5. Other Current Assets
Other current assets consist of the following (in thousands):

	December 31,
	2023	2022
Deferred Partner costs	$36,169	$31,270
Deposits	6,788	4,527
Accounts receivable, net	1,270	866
Other	1,696	2,585

Total other current assets	$45,923	$39,248